III. Financial Risk Management - Changes in Level 3 Assets and Liabilities (Details) - Level 3 of fair value hierarchy [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
At the beginning of the year	$ 56,294	$ 56,319
(Decrease) / increase	(1,126)	219
Currency translation adjustment and others	(181)	(244)
At the end of the year	$ 54,987	$ 56,294